                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:     12/31/08
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                      2/12/09
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:       $235,178
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

            Form 13F Information Table - Birinyi Associates 12/31/08

               Column 1                    Column 2      Column 3   Column 4         Column 5         Column 6       Column 8
               --------                    --------      --------   --------         --------         --------       --------
                                                                                                                 Voting authority
                                                                     Value   Shrs or                 Investment ------------------
            Name of Issuer              Title of class     CUSIP   (x $1000) prn amt SH/PRN Put/Call discretion  Sole  Shared None
------------------------------------ ------------------- --------- --------- ------- ------ -------- ---------- ------ ------ ----
3M Co                                    COMMON STOCK    88579Y101   $  242    4,200                    SOLE     4,200
Altria Group Inc                         COMMON STOCK    02209S103   $  258   17,100                    SOLE    17,100
American Express Co                      COMMON STOCK    025816109   $  436   23,493                    SOLE    23,493
Amgen Inc                                COMMON STOCK    031162100   $  296    5,122                    SOLE     5,122
Apple Inc                                COMMON STOCK    037833100   $2,735   32,041                    SOLE    32,041
Berkshire Hathaway Inc                   COMMON STOCK    084670108   $5,216       54                    SOLE        54
Boeing Co                                COMMON STOCK    097023105   $  267    6,250                    SOLE     6,250
BP Prudhoe Bay Royalty Trust            ROYALTY TRUST    055630107   $  381    5,198                    SOLE     5,198
Burlington Northern Santa Fe Corp        COMMON STOCK    12189T104   $  576    7,611                    SOLE     7,611
Caterpillar Inc                          COMMON STOCK    149123101   $  625   14,000                    SOLE    14,000
Chevron Corp                             COMMON STOCK    166764100   $1,968   26,600                    SOLE    26,600
Citigroup Inc                            COMMON STOCK    172967101   $   74   11,020                    SOLE    11,020
CME Group Inc                            COMMON STOCK    12572Q105   $1,144    5,498                    SOLE     5,498
Coca-Cola Co/The                         COMMON STOCK    191216100   $  453   10,000                    SOLE    10,000
Costco Wholesale Corp                    COMMON STOCK    22160K105   $  394    7,500                    SOLE     7,500
Cummins Inc                              COMMON STOCK    231021106   $  281   10,500                    SOLE    10,500
Deere & Co                               COMMON STOCK    244199105   $  853   22,250                    SOLE    22,250
DIAMONDS Trust Series I                      ETF         252787106   $2,792   31,906                    SOLE    31,906
Dow Chemical Co/The                      COMMON STOCK    260543103   $  233   15,461                    SOLE    15,461
Energy Transfer Partners LP          LIMITED PARTNERSHIP 29273R109   $  220    6,474                    SOLE     6,474
Exxon Mobil Corp                         COMMON STOCK    30231G102   $3,704   46,400                    SOLE    46,400
General Electric Co                      COMMON STOCK    369604103   $  841   51,900                    SOLE    51,900
Goldman Sachs Group Inc/The              COMMON STOCK    38141G104   $1,375   16,294                    SOLE    16,294
Google Inc                               COMMON STOCK    38259P508   $5,012   16,292                    SOLE    16,292
Intel Corp                               COMMON STOCK    458140100   $  198   13,500                    SOLE    13,500
International Business Machines Corp     COMMON STOCK    459200101   $1,182   14,048                    SOLE    14,048
Johnson & Johnson                        COMMON STOCK    478160104   $  404    6,750                    SOLE     6,750
JPMorgan Chase & Co                      COMMON STOCK    46625H100   $  213    6,750                    SOLE     6,750
Kraft Foods Inc                          COMMON STOCK    50075N104   $  468   17,428                    SOLE    17,428
Mastercard Inc                           COMMON STOCK    57636Q104   $1,663   11,637                    SOLE    11,637
McDonald's Corp                          COMMON STOCK    580135101   $  825   13,260                    SOLE    13,260
Microsoft Corp                           COMMON STOCK    594918104   $  535   27,546                    SOLE    27,546
Neomedia Technologies Inc                COMMON STOCK    640505103   $    0   10,000                    SOLE    10,000
Oil Services Holders Trust                   ETF         678002106   $  803   10,885                    SOLE    10,885
Pfizer Inc                               COMMON STOCK    717081103   $  177   10,000                    SOLE    10,000
Philip Morris International Inc          COMMON STOCK    718172109   $1,582   36,350                    SOLE    36,350
Potash Corp of Saskatchewan              COMMON STOCK    73755L107   $  300    4,100                    SOLE     4,100
Procter & Gamble Co                      COMMON STOCK    742718109   $  949   15,350                    SOLE    15,350
ProShares UltraShort Financials              ETF         74347R628   $  461    4,478                    SOLE     4,478
Rydex S&P Equal Weight ETF                   ETF         78355W106   $  353   12,700                    SOLE    12,700
Schlumberger Ltd                         COMMON STOCK    806857108   $  785   18,546                    SOLE    18,546
SPDR Trust Series 1                          ETF         78462F103   $7,680   85,106                    SOLE    85,106
Terra Nitrogen Co LP                 LIMITED PARTNERSHIP 881005201   $  221    2,350                    SOLE     2,350
Transocean Ltd                           COMMON STOCK     B3KFWW1    $  236    5,000                    SOLE     5,000
United States Steel Corp                 COMMON STOCK    912909108   $  288    7,750                    SOLE     7,750
United Technologies Corp                 COMMON STOCK    913017109   $  884   16,500                    SOLE    16,500
Wal-Mart Stores Inc                      COMMON STOCK    931142103   $  771   13,750                    SOLE    13,750